Consolidated Balance Sheets ¥ in Millions, $ in Millions	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Non-current assets
Property, plant and equipment	¥ 648,029	¥ 622,356
Construction in progress	78,112	89,853
Land lease prepayments and others	28,322	26,720
Goodwill	35,343	35,343
Other intangible assets	1,721	1,708
Investments accounted for using the equity method	132,499	124,039
Deferred tax assets	33,343	29,767
Available-for-sale financial assets	44	35
Restricted bank deposits	6,504	4,528
Non-current assets	963,917	934,349
Current assets
Inventories	10,222	8,832
Accounts receivable	24,153	19,045
Other receivables	31,201	25,693
Proceeds receivable for the transfer of Tower Assets		57,152
Prepayments and other current assets	24,552	16,801
Amount due from ultimate holding company	221	221
Tax recoverable	1,519	1,097
Available-for-sale financial assets	65,630	31,897
Restricted bank deposits	691	197
Bank deposits	279,371	335,297
Cash and cash equivalents	120,636	90,413
Current assets	558,196	586,645
Total assets	1,522,113	1,520,994
Current liabilities
Interest-bearing borrowings		4,998
Accounts payable	233,169	250,838
Bills payable	3,303	1,206
Deferred revenue	85,282	84,289
Accrued expenses and other payables	190,866	180,950
Amount due to ultimate holding company	8,646	5,563
Current taxation	8,716	8,545
Current liabilities	529,982	536,389
Non-current liabilities
Deferred revenue - non-current	2,888	2,175
Deferred tax liabilities	362	292
Non-current liabilities	3,250	2,467
Total liabilities	533,232	538,856
Equity
Share capital	402,130	402,130
Reserves	583,506	576,891
Total equity attributable to equity shareholders of the Company	985,636	979,021
Non-controlling interests	3,245	3,117
Total equity	988,881	982,138
Total equity and liabilities	¥ 1,522,113	¥ 1,520,994